Transactions with Related Parties, Investment in Related Party (Details)		6 Months Ended
	Mar. 07, 2023 $ / shares	Jun. 30, 2024 USD ($) Vote $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares
Investment in Related Party [Abstract]
Preferred shares, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001
Investment in related party - non-current		$ 117,544,913		$ 117,537,135
Dividend income from related party		707,777	$ 451,111
Proceeds received related to Spin-Off		0	2,667,044
Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Investment in related party - non-current		$ 117,544,913		117,537,135
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member]
Investment in Related Party [Abstract]
Preferred shares, shares issued (in shares) | shares		140,000
Preferred shares, stated amount (in dollars per share) | $ / shares	$ 1,000	$ 1,000
Preferred shares, par value (in dollars per share) | $ / shares	$ 0.001	$ 0.001
Number of votes per share | Vote		0
Percentage of volume weighted average price of common shares		150.00%
Number of consecutive trading day commencing on distribution date		5 days
Number of consecutive trading day expiring on trading day		10 days
Investment in related party - non-current		$ 117,544,913		117,537,135
Accrued dividends		$ 322,778		$ 315,000
Percentage of cash dividends	1.00%	1.00%
Dividend multiplier factor		1.3
Dividend income from related party		$ 707,777	451,111
Dividends received from related parties		$ 700,000
Proceeds received related to Spin-Off			$ 2,667,044
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Minimum [Member]
Investment in Related Party [Abstract]
Conversion price (in dollars per share) | $ / shares		$ 2.5
Series A Preferred Stock [Member] | Related Party [Member] | Toro [Member] | Maximum [Member]
Investment in Related Party [Abstract]
Percentage of cash dividends		20.00%